Future Accounting Developments - Additional Information (Detail) - IFRS16 [Member] $ in Billions	Nov. 01, 2019 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in lease liabilities	$ 3.7
Common equity tier one capital ratio	0.10%
Real Estate Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in lease assets	$ 3.7